PROPERTY AND EQUIPMENT, NET	9 Months Ended
Sep. 30, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
5.	PROPERTY AND EQUIPMENT, NET

	September 30, 2023	December 31, 2022
Cost	$3,807,797	$3,780,769
Less: accumulated depreciation and amortization	(1,005,516)	(912,705)

Property and equipment, net	$2,802,281	$2,868,064

As of September 30, 2023 and December 31, 2022, the amount of property and equipment, net included balances of construction in progress, included interest capitalized in accordance with applicable accounting standards and other direct incidental costs capitalized mainly for the Studio City Phase 2 project of $4,966 and $1,079,112, respectively. Upon the opening of Studio City Phase 2 first stage in April 2023 and second stage in September 2023, its associated construction in progress balances were placed into service in the respective period.
The depreciation and amortization expenses of property and equipment recognized for the nine months ended September 30, 2023 and 2022 were $
110,728
and $
84,520
,
respectively
.

Under the terms of the Macau gaming law and the Concession, the gaming and gaming support areas comprising the Studio City Casino with an area of 28,784.3 square meters with its land lease right held by Studio City Developments, and related gaming equipment and utensils (collectively as referred to the “Reversion Assets”), which were reverted to the Macau government without compensation and free and clear from any charges or encumbrances on December 31, 2022 at the expiration of the previous subconcession, effective as of January 1, 2023, have been transferred by the Macau government to Melco Resorts Macau for the duration of the Concession, in return for annual payments for the right to use and operate the Reversion Assets. The Reversion Assets are owned by the Macau government and Melco Resorts Macau pays an annual fee of MOP0.75 per square meter of the casino for years 1 to 3 of the Concession, subject to a consumer price index increase in years 2 and 3 of the Concession. The fee will increase to MOP2.5 per square meter of the casino for years 4 to 10 of the Concession, subject to a consumer price index increase in years 5 to 10 of the Concession.
As Studio City Casino continues to be operated at and with the Reversion Assets in the same manner as under the previous subconcession, obtains substantially all of the economic benefits and bears all of the risks arising from the operation of these assets, as well as assuming Melco Resorts Macau will be successful in the awarding of a new concession upon expiry of the Concession, Melco Resorts Macau and Studio City Developments continues to recognize these Reversion Assets as property and equipment over their remaining estimated useful lives.